Eaton Vance

California Municipal Bond Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 164.4%

Security	Principal Amount (000’s omitted)	Value
Education — 13.5%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/43	$2,105	$2,589,445
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	3,000	3,658,620
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,871,160
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,861,457
California School Finance Authority, (KIPP SoCal Public Schools), 4.00%, 7/1/50(2)	1,140	1,318,570
California State University, 5.00%, 11/1/41(1)	9,550	11,522,170
University of California, 5.00%, 5/15/46(1)	12,050	14,413,848

		$43,235,270

Electric Utilities — 0.8%
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,494,480

		$2,494,480

Escrowed/Prerefunded — 38.8%
Beverly Hills Public Financing Authority, Water Revenue, Prerefunded to 6/1/22, 5.00%, 6/1/37(1)	$5,725	$6,118,078
Burbank Unified School District, (Election of 2013), Prerefunded to 8/1/23, 4.00%, 8/1/31(1)	6,900	7,583,583
California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/31	645	675,057
California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/36	1,100	1,151,260
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	390	407,199
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	375	391,253
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 3/1/21, 5.25%, 3/1/27	1,750	1,763,877
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 3/1/21, 5.25%, 3/1/28	550	554,362
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	1,225	1,559,254
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46	3,265	4,155,888
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31(1)	5,000	5,156,300
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/31	1,385	1,434,791
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/35	945	978,973
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/26	2,270	2,355,806

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	$2,820	$2,926,596
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	2,970	3,082,266
Contra Costa Community College District, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	10,966,215
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,281,400
Palomar Community College District, Prerefunded to 8/1/25, 5.00%, 8/1/44(1)	10,000	12,142,800
San Bernardino Community College District, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	5,775	6,331,479
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,153,953
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,084,420
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,811,595
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(1)	4,000	4,715,600
San Jose-Evergreen Community College District, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	4,975	5,357,030
Santa Monica Community College District, (Election of 2008), Prerefunded to 8/1/24, 5.00%, 8/1/44(1)	7,500	8,772,000
Torrance Unified School District, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	8,435,550
Ventura County Community College District, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	9,734,640

		$124,081,225

General Obligations — 40.2%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,069,898
Baldwin Park Unified School District, (Election of 2018), 3.00%, 8/1/43(3)	1,000	1,072,260
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	7,450	9,163,425
Brisbane School District, (Election of 2020), 3.00%, 8/1/49	1,760	1,858,155
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48	5,000	6,047,200
California, 4.00%, 3/1/46(1)	8,000	9,638,960
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,873,162
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/55(1)	10,000	13,047,200
Desert Community College District, 5.00%, 8/1/36(1)	7,500	9,067,950
El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,562,600
Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/49	1,000	1,159,880
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,244,805
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,821,390
Lucia Mar Unified School District, (Election of 2016), 3.00%, 8/1/47	3,000	3,249,810
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/48	3,415	4,124,091
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,642,780
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,610	1,614,943
Redding School District, (Election of 2018), 5.00%, 8/1/48	2,645	3,179,951
Robla School District, (Election of 2014), 3.00%, 8/1/53	1,000	1,065,550
San Bruno Park School District, (Election of 2018), 5.00%, 8/1/48	2,500	3,005,625
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,954,800
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,950,840
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,233,319

		$128,648,594

Hospital — 13.8%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$5,080,166

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	$5,000	$5,839,250
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	2,130	2,296,417
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	3,040	3,271,526
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	5,080	5,631,383
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,631,733
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	1,775	2,120,255
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	4,735	5,656,005
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,513,500
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	8,445	10,225,206

		$44,265,441

Housing — 1.7%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,587,300

		$5,587,300

Insured-Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$4,875	$5,226,536
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,414,600

		$9,641,136

Insured-General Obligations — 19.2%
Anderson Valley Unified School District, (AGM), 3.00%, 8/1/35	$500	$554,925
Bellevue Union School District, (Election of 2020), (AGM), 3.125%, 8/1/44	400	422,736
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	4,126,482
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 3.00%, 8/1/50	750	791,280
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 4.00%, 8/1/53	1,525	1,713,170
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,191,180
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/45	2,440	2,932,026
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48	1,610	1,929,858
Grass Valley School District, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,604,950
McFarland Unified School District, (Election of 2020), (BAM), 3.00%, 11/1/49	750	793,320
Menifee Union School District, (AGM), 3.00%, 8/1/45	1,500	1,638,300
Mountain View School District, (Election of 2016), (AGM), 4.00%, 8/1/49	1,000	1,150,690
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/42	1,145	1,373,153
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/45	1,520	1,817,464
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,292,364
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,963,000
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,622,287
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,821,753
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	4,330,080
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,867,357
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	5,234,498
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,181,088

		$61,351,961

Insured-Transportation — 1.0%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$3,143,818

		$3,143,818

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$3,045	$3,407,842

		$3,407,842

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 11.8%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$714,656
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	711,231
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,697,188
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,057,615
San Bernardino County Transportation Authority, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,688,683
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,888,092

		$37,757,465

Transportation — 5.2%
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$8,664,525
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	6,178,550
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,760,763

		$16,603,838

Water and Sewer — 14.3%
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	$9,000	$11,346,660
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,522,500
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,228,775
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,596,700
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(1)	2,500	3,005,625

		$45,700,260

Total Tax-Exempt Municipal Securities — 164.4% (identified cost $481,447,534)		$525,918,630

Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
California State University, 3.065%, 11/1/42	$1,815	$1,882,590

		$1,882,590

General Obligations — 0.2%
Milpitas Unified School District, 2.401%, 8/1/37	$500	$509,535

		$509,535

Insured-General Obligations — 0.3%
Savanna Elementary School District, (BAM), 2.911%, 8/1/42	$1,000	$1,016,390

		$1,016,390

Total Taxable Municipal Securities — 1.1% (identified cost $3,315,000)		$3,408,515

Value
Total Investments — 165.5% (identified cost $484,762,534)	$529,327,145

Other Assets, Less Liabilities — (65.5)%	$(209,537,480)

Net Assets — 100.0%	$319,789,665

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 7.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $1,318,570 or 0.4% of the Fund’s net assets.

(3)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$525,918,630	$—	$525,918,630
Taxable Municipal Securities	—	3,408,515	—	3,408,515
Total Investments	$—	$529,327,145	$—	$529,327,145

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.